Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	1.27%	1.27%	1.27%	1.27%
Acquired fund fees and expenses	0.70%	0.70%	0.70%	0.70%
Total annual fund operating expenses	2.22%	2.97%	2.47%	1.97%
Less: Fee waiver/expense reimbursement(b)	(1.27%)	(1.27%)	(1.27%)	(1.27%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.95%	1.70%	1.20%	0.70%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$666	$992	$1,471	$2,794
Class C (if shares are redeemed)	$273	$672	$1,333	$3,107
Class C (if shares are not redeemed)	$173	$672	$1,333	$3,107
Class R (whether or not shares are redeemed)	$122	$519	$1,080	$2,612
Class Z (whether or not shares are redeemed)	$72	$364	$820	$2,089

Columbia Retirement Plus 2015 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.54%	0.54%	0.54%	0.54%
Acquired fund fees and expenses	0.72%	0.72%	0.72%	0.72%
Total annual fund operating expenses	1.51%	2.26%	1.76%	1.26%
Less: Fee waiver/expense reimbursement(b)	(0.54%)	(0.54%)	(0.54%)	(0.54%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.97%	1.72%	1.22%	0.72%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$668	$922	$1,253	$2,189
Class C (if shares are redeemed)	$275	$600	$1,110	$2,514
Class C (if shares are not redeemed)	$175	$600	$1,110	$2,514
Class R (whether or not shares are redeemed)	$124	$446	$851	$1,987
Class Z (whether or not shares are redeemed)	$74	$290	$586	$1,430

Columbia Retirement Plus 2020 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.51%	0.51%	0.51%	0.51%
Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses	1.50%	2.25%	1.75%	1.25%
Less: Fee waiver/expense reimbursement(b)	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.99%	1.74%	1.24%	0.74%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$670	$925	$1,254	$2,183
Class C (if shares are redeemed)	$277	$603	$1,110	$2,508
Class C (if shares are not redeemed)	$177	$603	$1,110	$2,508
Class R (whether or not shares are redeemed)	$126	$449	$852	$1,981
Class Z (whether or not shares are redeemed)	$76	$293	$587	$1,424

Columbia Retirement Plus 2025 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.43%	0.43%	0.43%	0.43%
Acquired fund fees and expenses	0.76%	0.76%	0.76%	0.76%
Total annual fund operating expenses	1.44%	2.19%	1.69%	1.19%
Less: Fee waiver/expense reimbursement(b)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.01%	1.76%	1.26%	0.76%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$672	$923	$1,238	$2,133
Class C (if shares are redeemed)	$279	$601	$1,095	$2,459
Class C (if shares are not redeemed)	$179	$601	$1,095	$2,459
Class R (whether or not shares are redeemed)	$128	$447	$836	$1,929
Class Z (whether or not shares are redeemed)	$78	$291	$570	$1,370

Columbia Retirement Plus 2030 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.45%	0.45%	0.45%	0.45%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual fund operating expenses	1.47%	2.22%	1.72%	1.22%
Less: Fee waiver/expense reimbursement(b)	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.02%	1.77%	1.27%	0.77%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$673	$928	$1,250	$2,162
Class C (if shares are redeemed)	$280	$606	$1,106	$2,487
Class C (if shares are not redeemed)	$180	$606	$1,106	$2,487
Class R (whether or not shares are redeemed)	$129	$452	$848	$1,959
Class Z (whether or not shares are redeemed)	$79	$296	$582	$1,401

Columbia Retirement Plus 2035 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.57%	0.57%	0.57%	0.57%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual fund operating expenses	1.59%	2.34%	1.84%	1.34%
Less: Fee waiver/expense reimbursement(b)	(0.57%)	(0.57%)	(0.57%)	(0.57%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.02%	1.77%	1.27%	0.77%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$673	$940	$1,288	$2,267
Class C (if shares are redeemed)	$280	$619	$1,145	$2,591
Class C (if shares are not redeemed)	$180	$619	$1,145	$2,591
Class R (whether or not shares are redeemed)	$129	$465	$887	$2,068
Class Z (whether or not shares are redeemed)	$79	$309	$623	$1,516

Columbia Retirement Plus 2040 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses	0.75%	0.75%	0.75%	0.75%
Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
Total annual fund operating expenses	1.77%	2.52%	2.02%	1.52%
Less: Fee waiver/expense reimbursement(b)	(0.75%)	(0.75%)	(0.75%)	(0.75%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.02%	1.77%	1.27%	0.77%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$673	$959	$1,344	$2,424
Class C (if shares are redeemed)	$280	$638	$1,203	$2,744
Class C (if shares are not redeemed)	$180	$638	$1,203	$2,744
Class R (whether or not shares are redeemed)	$129	$485	$947	$2,230
Class Z (whether or not shares are redeemed)	$79	$329	$684	$1,686

Columbia Retirement Plus 2045 Fund

Fees and Expenses of the Fund

The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

  Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None	None	None

  Annual Fund Operating Expenses(a)

	Class A	Class C	Class R	Class R4	Class Z
Management fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other expenses	0.84%	0.84%	0.84%	1.09%	0.84%
Acquired fund fees and expenses	0.78%	0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses	1.87%	2.62%	2.12%	1.87%	1.62%
Less: Fee waiver/expense reimbursement(b)	(0.84%)	(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.03%	1.78%	1.28%	1.03%	0.78%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$674	$971	$1,377	$2,511
Class C (if shares are redeemed)	$281	$650	$1,236	$2,830
Class C (if shares are not redeemed)	$181	$650	$1,236	$2,830
Class R (whether or not shares are redeemed)	$130	$497	$981	$2,320
Class R4 (whether or not shares are redeemed)	$105	$420	$851	$2,054
Class Z (whether or not shares are redeemed)	$80	$342	$719	$1,782

Table 3 — Investment Category Ranges by Fund” under the section entitled “More Information About the Funds — Choosing Investment Categories and Investing in Underlying Funds” is hereby replaced with the following:

Table 3. Investment Category Ranges by Fund
Fund
Asset Class			Target Allocation Range — Under Normal Market Conditions*
(Target Ranges
set forth in			2010	2015	2020	2025	2030	2035	2040	2045
Table 2)	Investment Category	Eligible Underlying Fund**	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Fixed Income, Cash and Alternative Investment Strategies	U.S. Investment Grade Bonds	CMG Ultra Short Term Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Diversified Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Limited Duration Credit Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Corporate Income Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Intermediate Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Short Term Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia U.S. Government Mortgage Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	TIPS/Government Bonds	Columbia Inflation Protected Securities Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia U.S. Treasury Index Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	Global Bonds	Columbia Global Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia International Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Income Opportunities Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	Floating Rate	Columbia Floating Rate Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	Cash Equivalents	Columbia Money Market Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

	Alternative Investment Strategies	Columbia Absolute Return Currency and Income Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Absolute Return Emerging Markets Macro Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Absolute Return Multi-Strategy Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Absolute Return Enhanced Multi-Strategy Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia 120/20 Contrarian Equity Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Convertible Securities Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Commodity Strategy Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

		Columbia Flexible Capital Income Fund	0-77%	0-67%	0-61%	0-56%	0-51%	0-46%	0-41%	0-36%

Table 3. Investment Category Ranges by Fund
Fund
Asset Class			Target Allocation Range — Under Normal Market Conditions*
(Target Ranges
set forth in			2010	2015	2020	2025	2030	2035	2040	2045
Table 2)	Investment Category	Eligible Underlying Fund**	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Equity	International Equities	Columbia Emerging Markets Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Multi-Advisor International Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acorn International Select	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Marsico International Opportunities Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia International Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Seligman Global Technology Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Emerging Markets Opportunity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia European Equity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Global Equity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acorn International	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Global Extended Alpha Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Multi-Advisor International Equity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Asia Pacific ex-Japan Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Pacific/Asia Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Overseas Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Greater China Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acom Emerging Markets Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acom European Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

	U.S. Mid and Small Cap Equities	Columbia Multi-Advisor Small Cap Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Frontier Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Small Cap Core Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Small Cap Growth Fund I	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Small Cap Index Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Small Cap Value Fund I	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Small Cap Value Fund II	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Select Smaller-Cap Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acorn USA	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Dividend Opportunity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Equity Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Mid Cap Growth Opportunity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Mid Cap Growth Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acorn Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Mid-Cap Index Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Mid-Cap Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Mid Cap Value Opportunity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Acorn Select	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

Table 3. Investment Category Ranges by Fund
Fund
Asset Class			Target Allocation Range — Under Normal Market Conditions*
(Target Ranges
set forth in			2010	2015	2020	2025	2030	2035	2040	2045
Table 2)	Investment Category	Eligible Underlying Fund**	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	U.S. Large Cap Equities	Columbia Large Core Quantitative Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Growth Quantitative Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Value Quantitative Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Dividend Income Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Cap Growth Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Cap Index Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Contrarian Core Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Diversified Equity Income Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Select Large-Cap Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Select Large-Cap Growth Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Strategic Investor Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Value and Restructuring Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Cap Enhanced Core Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Cap Core Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Large Cap Value Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Marsico Flexible Capital Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Marsico Focused Equities Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Marsico Growth Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Seligman Communications and Information Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Recovery and Infrastructure Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Real Estate Equity Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Strategic Allocation Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

		Columbia Energy and Natural Resources Fund	0-53%	0-63%	0-69%	0-74%	0-79%	0-84%	0-89%	0-94%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.
**	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statements of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in their Statements of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

The information under the section “More Information About the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of Underlying Funds” is hereby revised to include the following:

Changing Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of interest and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the underlying fund receives from its investments decline.

Dollar Rolls Risk. Dollar rolls are transactions in which the underlying fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the underlying fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the underlying fund’s portfolio turnover rate. If the underlying fund reinvests the proceeds of the security sold, the underlying fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Index Risk. The underlying fund’s value will generally decline when the performance of its targeted index declines. In addition, because the underlying fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the underlying fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Appendix A — Equity Funds is herby revised to include the following:

Underlying Funds	Investment Objectives and Strategies

Columbia Large Cap Index Fund
Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500 Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses.

Columbia Small Cap Index Fund
Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600 Index.

Appendix A — Fixed Income Funds is hereby revised to include the following:

Underlying Funds	Investment Objectives and Strategies

CMG Ultra Short Term Bond Fund	High level of current income consistent with the maintenance of liquidity and the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of domestic debt securities of investment grade quality. Debt securities may be issued by governments, companies or special purpose entities and may include notes, bonds, debentures and commercial paper. Debt securities may also include bank loans, as well as assignments, participations and other interests in bank loans. The Fund may invest up to 20% of total assets in dollar-denominated foreign debt securities. Under normal circumstances, the Fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less.

The Fund may invest in mortgage- and other asset-backed securities. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in floating rate debt securities, which have interest rates that adjust or “float” periodically.

Appendix B is hereby revised to include the following:

UNDERLYING FUNDS — PRINCIPAL RISKS

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Changing Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of interest and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the underlying fund receives from its investments decline.

Dollar Rolls Risk. Dollar rolls are transactions in which the underlying fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the underlying fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the underlying fund’s portfolio turnover rate. If the underlying fund reinvests the proceeds of the security sold, the underlying fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Index Risk. The underlying fund’s value will generally decline when the performance of its targeted index declines. In addition, because the underlying fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the underlying fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

S-6507-17 A (11/11)